Consolidated Statement of Financial Position - USD ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Current assets
Cash and cash equivalents	$ 15,264	$ 14,052
Short term investments	151,866	9,929
Client funds on deposit	78,163	0
Accounts receivable	97,119	24,022
Project advances	3,199	1,277
Other current assets	3,559	3,703
Recoverable taxes	3,152	692
Current assets	352,322	53,675
Non-current assets
Accounts receivable	10,996	21,993
Deferred tax assets	3,446	2,338
Project advances	736	495
Other non-current assets	3,227	540
Long-term investments	18,278	1,986
Property and equipment	13,408	3,819
Intangible assets	358,908	22,357
Non-current assets	408,999	53,528
Total assets	761,321	107,203
Current liabilities
Client funds payable	78,163	0
Consideration payable on acquisition	16,437	0
Personnel and related taxes payable	37,764	12,802
Taxes payable	3,889	1,070
Dividends payable	0	23,259
Other current liabilities	8,391	6,913
Carried interest allocation	11,582	0
Current liabilities	156,226	44,044
Non-current liabilities
Contingent consideration payable	25,775	0
Personnel liabilities	5,252	1,527
Deferred consideration payable	2,037	0
Deferred tax liabilities	0	185
Other non-current liabilities	7,746	2,374
Non-current liabilities	40,810	4,086
Total liabilities	197,036	48,130
Equity
Capital	15	1
Additional paid-in capital	485,180	1,557
Other reserves	764	0
Retained earnings	87,948	62,001
Cumulative translation adjustment	(9,622)	(6,244)
Equity attributable to the owners of the Company	564,285	57,315
Non-controlling interests	0	1,758
Equity	564,285	59,073
Total liabilities and equity	$ 761,321	$ 107,203